Stockholders' Equity and Regulatory Matters	12 Months Ended
Dec. 31, 2014
Stockholders' Equity and Regulatory Matters [Abstract]
Stockholders' Equity and Regulatory Matters

16.  Stockholders’ Equity and Regulatory Matters

The Company is authorized to issue 500,000 shares of preferred stock with no par value. The Board has the ability to fix the voting, dividend, redemption and other rights of the preferred stock, which can be issued in one or more series. No shares of preferred stock have been issued.

The Company has a dividend reinvestment and stock purchase plan. Under this plan, additional shares of Juniata Valley Financial Corp. stock may be purchased at the prevailing market prices with reinvested dividends and voluntary cash payments, within limits. To the extent that shares are not available in the open market, the Company has reserved common stock to be issued under the plan. Any adjustment in capitalization of the Company will result in a proportionate adjustment to the reserved shares for this plan. At December 31, 2014, 141,887 shares were available for issuance under the Dividend Reinvestment Plan.

The Company periodically repurchases shares of its common stock under a share repurchase program approved by the Board of Directors. Repurchases have typically been through open market transactions and have complied with all regulatory restrictions on the timing and amount of such repurchases. Shares repurchased have been added to treasury stock and accounted for at cost. These shares may be reissued for stock option exercises, employee stock purchase plan purchases and to fulfill dividend reinvestment program needs. During 2014, 2013 and 2012, 12,322,  24,918 and 19,793 shares, respectively, were repurchased in conjunction with this program. Remaining shares authorized in the program were 31,153 as of December 31, 2014.

The Company and the Bank are subject to risk-based capital standards by which bank holding companies and banks are evaluated in terms of capital adequacy. These regulatory capital requirements are administered by the federal banking agencies. Failure to meet minimum capital requirements can result in certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Company’s consolidated financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company and the Bank must meet specific capital guidelines that involve quantitative measures of the Company’s and the Bank’s assets, liabilities, and certain off-balance sheet items as calculated under regulatory accounting practices. The Company’s and Bank’s capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Company and the Bank to each maintain minimum amounts and ratios (set forth in the table below) of Total and Tier I capital (as defined in the regulations) to risk-weighted assets (as defined in the regulations), and Tier I capital (as defined in the regulations) to average assets (as defined in the regulations). Management believes, as of December 31, 2014 and 2013, that the Company and the Bank met all capital adequacy requirements to which they were subject.

As of December 31, 2014, the most recent notification from the regulatory banking agencies categorized the Bank as well capitalized under the regulatory framework for prompt corrective action. To be categorized as “well capitalized”, the Bank must maintain minimum Total risk-based, Tier I risk-based and Tier I leverage ratios as set forth in the table. To the knowledge of management, there are no conditions or events since these notifications that have changed the Bank’s category.

The table below provides a comparison of the Company’s and the Bank’s risk-based capital ratios and leverage ratios to the minimum regulatory requirements for the periods indicated (dollars in thousands).

Juniata Valley Financial Corp. (Consolidated)			Minimum Requirement
			For Capital
	Actual		Adequacy Purposes
	Amount	Ratio	Amount	Ratio
As of December 31, 2014:
Total Capital	$52,492	17.12%	$24,531	8.00%
(to Risk Weighted Assets)
Tier 1 Capital	49,912	16.28%	12,265	4.00%
(to Risk Weighted Assets)
Tier 1 Capital	49,912	10.65%	18,741	4.00%
(to Average Assets)

As of December 31, 2013:
Total Capital	$51,888	17.97%	$23,105	8.00%
(to Risk Weighted Assets)
Tier 1 Capital	49,461	17.13%	11,553	4.00%
(to Risk Weighted Assets)
Tier 1 Capital	49,461	11.04%	17,915	4.00%
(to Average Assets)

					Minimum Regulatory
					Requirements to be
The Juniata Valley Bank			Minimum Requirement		"Well Capitalized"
			For Capital		under Prompt
	Actual		Adequacy Purposes		Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2014:
Total Capital	$47,145	15.59%	$24,186	8.00%	$30,233	10.00%
(to Risk Weighted Assets)
Tier 1 Capital	44,688	14.78%	12,093	4.00%	18,140	6.00%
(to Risk Weighted Assets)
Tier 1 Capital	44,688	9.42%	18,969	4.00%	23,711	5.00%
(to Average Assets)

As of December 31, 2013:
Total Capital	$46,530	16.35%	$22,773	8.00%	$28,467	10.00%
(to Risk Weighted Assets)
Tier 1 Capital	44,185	15.52%	11,387	4.00%	17,080	6.00%
(to Risk Weighted Assets)
Tier 1 Capital	44,185	9.97%	17,723	4.00%	22,154	5.00%
(to Average Assets)

Certain regulatory restrictions exist regarding the ability of the Bank to transfer funds to the Company in the form of cash dividends, loans or advances. At December 31, 2014, $39,644,000 of undistributed earnings of the Bank, included in the consolidated stockholders’ equity, was available for distribution to the Company as dividends without prior regulatory approval, subject to the regulatory capital requirements above.